Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

In August 2020, the Sponsor paid $25,000, or approximately $0.007 per share, to cover certain offering costs in consideration for 3,593,750 shares of common stock, par value $0.0001 (the “Founder Shares”). On December 3, 2020, the Company declared a share dividend of 0.36 for each outstanding share, resulting in 4,887,500 shares outstanding, and on December 22, 2020 the Company declared a share dividend of 0.03 resulting in 5,031,250 shares which includes an aggregate of up to 656,250 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part, and up to an aggregate of 1,006,250 shares of common stock (or 875,000 shares of common stock to the extent that the underwriters’ over-allotment is not exercised, pro rata) that are subject to forfeiture to the extent that Rights are exercised upon consummation of an initial Business Combination. In connection with the underwriters’ fully exercise of their over-allotment option on December 30, 2020 (see Note 4), the 656,250 shares were no longer subject to forfeiture.

The Founder Shares were placed into an escrow account maintained by Continental Stock Transfer & Trust Company acting as escrow agent. 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) 6 months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until 6 months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to its initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

During the escrow period, the holders of these shares will not be able to sell or transfer their securities except (1) to any persons (including their affiliates and stockholders) participating in the Private Placement of the Private Warrants, officers, directors, stockholders, employees and members of the Company’s Sponsor and its affiliates, (2) amongst initial stockholders or their respective affiliates, or to the Company’s officers, directors, advisors and employees, (3) if a holder is an entity, as a distribution to its, partners, stockholders or members upon its liquidation, (4) by bona fide gift to a member of the holder’s immediate family or to a trust, the beneficiary of which is a holder or a member of a holder’s immediate family, for estate planning purposes, (5) by virtue of the laws of descent and distribution upon death, (6) pursuant to a qualified domestic relations order, (7) by certain pledges to secure obligations incurred in connection with purchases of the Company’s securities, (8) by private sales at prices no greater than the price at which the shares were originally purchased or (9) for the cancellation of up to 656,250 shares of common stock subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part or in connection with the consummation of the Company’s initial Business Combination.

On December 23, 2020, the Sponsor transferred 81,000 of its Founder Shares of the Company to three board members (the “Transferees”) (27,000 Founder Shares to each Transferee) for a nominal fee. On April 30, 2021, the Sponsor subsequently transferred 27,000 of its Founder Shares of the Company to a new board member (the “Additional Transferee”, and, together with the Transferees, the “Directors”). These awards are subject to ASC 718.

Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founder Shares vested immediately, and, as such, in accordance with ASC 718, the Company recognized compensation expense on the transfer date in an amount equal to the number of Founders Shares sold times the grant date fair value per share less the amount initially received for the purchase of the Founders Shares. The fair value of the Founder Shares transferred to the Additional Transferee was determined to be $157,140 ($5.82 per share) as of April 30, 2021. The Company recognized compensation expense of $157,140 within stock compensation expense in the Company’s statement of operations for the three and six months ended June 30, 2021. The Company did not recognize compensation expense for the three and six months ended June 30, 2022.

Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $500,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan is non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the Initial Public Offering. On January 13, 2021, the Company paid the $228,758 balance on the note from the proceeds of the Initial Public Offering. The Company no longer has the ability to borrow under the Note.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would be repaid upon consummation of the Company’s initial Business Combination, without interest. As of June 30, 2022 and December 31, 2021, the Company had no borrowings under Working Capital Loans.

Administrative Service Fee

Commencing on the date of the Company’s final prospectus, the Company has agreed to pay an affiliate of the Sponsor a total of $20,000 per month for office space, utilities and secretarial support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $60,000 and $120,000 of administrative service fees for the three and six months ended June 30, 2022, respectively. The Company incurred $60,000 and $120,000 for the three and six months ended June 30, 2021, respectively. The Company accrued $10,000 and $10,000 of administrative service fees as of June 30, 2022 and December 31, 2021, respectively. The accrued amounts are included in Due to related party on the condensed balance consolidated balance sheets.

Due to Related Party

The Company’s directors and officers are reimbursed for any reasonable out-of-pocket expenses incurred by them in connection with certain activities on behalf of the Company, such as identifying and investigating possible target businesses and Business Combinations. For the three and six months ended June 30, 2022, $2,227 and $5,132 of such expenses were incurred, respectively, and $306 was recorded in due to related party on the condensed consolidated balance sheet as of June 30, 2022. For the three and six months ended June 30, 2021, $1,664 and $3,578 of such expenses were incurred. As of December 31, 2021, $44 of such expenses were recorded in Due to related party.

Suneva Subordinated Convertible Promissory Note

On May 10, 2022, Suneva entered into a subordinated convertible promissory note (the “Subordinated Convertible Promissory Note”) with Intuitus Suneva Debt LLC (“Intuitus”), pursuant to which Suneva may borrow up to an aggregate of $1,500,000 to be used to fund working capital. The Subordinated Convertible Promissory Note bears interest at a rate of 10.0% per annum and is payable upon the earlier of: (i) December 31, 2022 or (ii) the voluntary or involuntary liquidation, dissolution or winding up of Suneva. In addition, Intuitus may elect by written notice to Suneva to convert all (but not less than all) of the then-outstanding principal and interest on the Note into shares of Suneva Series AA Stock as is determined by dividing the total principal and accrued but unpaid interest balance on the Note by the $0.80. The Company’s Chief Financial Officer, Rom Papadopoulos, as managing member of Intuitus, has contributed $200,000 of the $1,500,000 available under the Subordinated Convertible Promissory Note.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

In August 2020, the Sponsor paid $25,000, or approximately $0.007 per share, to cover certain offering costs in consideration for 3,593,750 shares of common stock, par value $0.0001 (the “Founder Shares”). On December 3, 2020, the Company declared a share dividend of 0.36 for each outstanding share, resulting in 4,887,500 shares outstanding, and on December 22, 2020 the Company declared a share dividend of 0.03 resulting in 5,031,250 shares which includes an aggregate of up to 656,250 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part, and up to an aggregate of 1,006,250 shares of common stock (or 875,000 shares of common stock to the extent that the underwriters’ over-allotment is not exercised, pro rata) that are subject to forfeiture to the extent that Rights are exercised upon consummation of an initial Business Combination. In connection with the underwriters’ fully exercise of their over-allotment option on December 30, 2020 (see Note 4), the 656,250 shares were no longer subject to forfeiture.

The Founder Shares were placed into an escrow account maintained by Continental Stock Transfer & Trust Company acting as escrow agent. 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) 6 months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until 6 months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to its initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

During the escrow period, the holders of these shares will not be able to sell or transfer their securities except (1) to any persons (including their affiliates and stockholders) participating in the Private Placement of the Private Warrants, officers, directors, stockholders, employees and members of the Company’s Sponsor and its affiliates, (2) amongst initial stockholders or their respective affiliates, or to the Company’s officers, directors, advisors and employees, (3) if a holder is an entity, as a distribution to its, partners, stockholders or members upon its liquidation, (4) by bona fide gift to a member of the holder’s immediate family or to a trust, the beneficiary of which is a holder or a member of a holder’s immediate family, for estate planning purposes, (5) by virtue of the laws of descent and distribution upon death, (6) pursuant to a qualified domestic relations order, (7) by certain pledges to secure obligations incurred in connection with purchases of the Company’s securities, (8) by private sales at prices no greater than the price at which the shares were originally purchased or (9) for the cancellation of up to 656,250 shares of common stock subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part or in connection with the consummation of the Company’s initial Business Combination.

On December 23, 2020, the Sponsor transferred 81,000 of its Founder Shares of the Company to three board members (the “Transferees”) (27,000 Founder Shares to each Transferee) for a nominal fee. On April 30, 2021, the Sponsor subsequently transferred 27,000 of its Founder Shares of the Company to a new board member (the “Additional Transferee”, and, together with the Transferees, the “Directors”). These awards are subject to ASC Topic 718, Compensation — Stock Compensation (“ASC 718”).

Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founder Shares vested immediately, and, as such, in accordance with ASC 718, the Company recognized compensation expense on the transfer date in an amount equal to the number of Founders Shares sold times the grant date fair value per share less the amount initially received for the purchase of the Founders Shares. The fair value of the Founder Shares transferred to the Transferees was determined to be $424,440 ($5.24 per share) as of December 23, 2020. As such, the Company recognized compensation expense of $424,440 within stock compensation expense in the Company’s statement of operations for the period from August 7, 2020 (inception) through December 31, 2020. The fair value of the Founder Shares transferred to the Additional Transferee was determined to be $157,140 ($5.82 per share) as of April 30, 2021. As such, the Company recognized compensation expense of $157,140 within stock compensation expense in the Company’s statement of operations for the fiscal year ended December 31, 2021.

Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $500,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan is non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the Initial Public Offering. On January 13, 2021, the Company paid the $228,758 balance on the note from the proceeds of the Initial Public Offering. As of December 31, 2021 and December 31, 2020, there was $0 and $228,758 outstanding, respectively, under the Note.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would be repaid upon consummation of the Company’s initial Business Combination, without interest. As of December 31, 2021 and December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Administrative Service Fee

Commencing on the date of the Company’s final prospectus, the Company has agreed to pay an affiliate of the Sponsor a total of $20,000 per month for office space, utilities and secretarial support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company has incurred $249,479 and accrued $10,044 of administrative service fees for the year ended December 31, 2021. Any unpaid amounts are accrued in Due to related party.